Disaggregated Revenues - Schedule of Revenues Disaggregated by Tming of Revenue Recognition (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Point in time [Member]
Point in time
Timing of revenue recognition	$ 1,867,980	$ 2,196,205	$ 1,607,722
Point in time [Member] | Customized software solutions [Member]
Point in time
Timing of revenue recognition	1,119,210	1,813,678	841,511
Point in time [Member] | White label software [Member]
Point in time
Timing of revenue recognition	748,770	382,527	766,211
Over time [Member]
Point in time
Timing of revenue recognition	2,309,218	2,489,995	1,671,117
Over time [Member] | Subscription services [Member]
Point in time
Timing of revenue recognition	$ 441,238	$ 293,790	$ 63,395